DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments	The table below summarizes the market value of the Company’s financial instruments.

	Assets		Liabilities
	2020	2019	2020	2019
	(in millions)
Equity options	$13.1	$18.0	$9.5	$2.9
Total	$13.1	$18.0	$9.5	$2.9

Offsetting Assets And Liabilities
Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
December 31, 2020

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
Assets
Total Derivatives	$30.1	$9.5	$20.6

Liabilities
Total Derivatives	$9.5	$9.5	$—

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities
December 31, 2019

Description	Gross Amounts Recognized	Amount Offset	Net Amount Presented in the Balance Sheets
	(in millions)
Assets
Total Derivatives	$31.1	$2.9	$28.2

Liabilities
Total Derivatives	$2.9	$2.9	$—